SHARE-BASED COMPENSATION (Details Narrative) - USD ($)								12 Months Ended
	Aug. 03, 2023	Aug. 02, 2023	May 31, 2023	Jul. 01, 2022	Jun. 28, 2022	Jun. 23, 2021	Jun. 23, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 11, 2019
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, value								$ 218,304
Share based compensation										$ 422,221
Common stock, par value								$ 0.0001	$ 0.0001		$ 0.0001
Exercise price								$ 0.01	$ 0.01
Number of shares granted options to purchase								57,850
Share based compensation								$ 218,304
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation								$ 131,092	$ 170,883	$ 44,910
Consultant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares							633,333
Number of stock issued, services, value							$ 633,333
Consultant [Member] | Acquisition Consulting Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares			500,000					500,000
Number of stock issued, services, value								$ 174,904
Consultant [Member] | Legal Advice Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares		70,000						70,000
Number of stock issued, services, value								$ 43,400
Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares granted						36,000
Common stock, par value						$ 0.0001
Exercise price						$ 0.01
Fair value of shares granted						$ 179,640
Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price				$ 0.01	$ 0.01
Number of shares granted options to purchase				29,600	22,436
Two Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price	$ 0.01
Number of shares granted options to purchase	18,750